Related Party Transactions	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

3. Related Party Transactions

The Company's parent, Fresenius SE & Co. KGaA (“Fresenius SE”), a German partnership limited by shares owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”). Fresenius SE is also the Company's largest shareholder and owned approximately 31.3% of the Company's shares at December 31, 2013, excluding the shares purchased through the Company's share buyback program as they are not considered to be outstanding shares (see Note 14). The Company has entered into certain arrangements for the purchase and sale of products and services with Fresenius SE or its subsidiaries and with certain of the Company's joint ventures as described in items a), b) and d) below. The Company's terms related to the receivables or payables for these products and services are generally consistent with the normal terms of the Company's business. Financing arrangements as described in item c) below normally have agreed upon terms which are determined at the time such financing transactions occur and usually reflect market rates at the time of the transaction. Our related party transactions are settled through Fresenius SE's cash management system where appropriate.

a)       Service and Lease Agreements

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. In 2013, the Company entered into a new five year information technology services agreement, expiring in 2018, which has an automatic continuation for an additional 5 year period with short-term continuations thereafter unless either party terminates the agreement at the end of the then-current term. The Company has complied with all corporate governance procedures for this agreement. During 2013, 2012 and 2011, amounts charged by Fresenius SE Companies to the Company under the terms of these agreements were $103,577, $80,778 and $75,969, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged $7,550, $5,810, $6,555 for services rendered to the Fresenius SE Companies during 2013, 2012 and 2011, respectively.

Under real estate operating lease agreements entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies $26,976, $25,179 and $25,833 during 2013, 2012 and 2011, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the members of the General Partner's management board (“Management Board”). The aggregate amount reimbursed to the General Partner was $16,327, $18,995 and $13,511, respectively, for its management services during 2013, 2012 and 2011 and included $159, $94 and $84, respectively, as compensation for its exposure to risk as general partner. The Company's Articles of Association set the annual compensation for assuming unlimited liability at 4% of the amount of the General Partner's share capital (€3,000).

b)       Products

During 2013, 2012 and 2011 the Company sold products to the Fresenius SE Companies for $30,062, $22,098 and $20,220 respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of $34,201, $46,072 and $52,587 respectively.

In addition to the purchases noted above, Fresenius Medical Care Holdings, Inc. (“FMCH”) currently purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. During 2013, 2012 and 2011, FMCH acquired approximately $17,700, $14,136 and $24,106, respectively, of heparin from Kabi USA through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE and the General Partner

The Company receives short-term financing from and provides short-term financing to Fresenius SE. In addition, the Company utilizes Fresenius SE's cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. As of December 31, 2013 and December 31, 2012, the Company had accounts receivables from Fresenius SE in the amount of $112,568 and $120,071, respectively. As of December 31, 2013 and December 31, 2012, the Company had accounts payables to Fresenius SE in the amount of $102,731 and $82,029, respectively. The interest rate for these cash management arrangements are set on a daily basis and are based on the then-prevailing overnight reference rate for the respective currencies.

At December 31, 2013, the Company provided a loan to Fresenius SE of €4,400 ($6,068 at December 31, 2013) at an interest rate of 1.563%. This loan was repaid on January 3, 2014.

On August 19, 2009, the Company borrowed €1,500 ($2,069 at December 31, 2013) from the General Partner at 1.335%. The loan repayment has been extended periodically and is currently due August 20, 2014 with an interest rate of 1.796%. On November 28, 2013, the Company borrowed an additional €1,500 ($2,069 at December 31, 2013) from the General Partner at 1.875%. This loan is due on November 28, 2014.

At December 31, 2013, the Company borrowed CNY 352,372 ($58,204 at December 31, 2013) from a subsidiary of Fresenius SE at an interest rate of 6.1% and a maturity date of May 23, 2014.

For further information about short-term borrowings from and short-term financing provided to related parties at December 31, 2013, see Note 10.

d) Other

The Company performs clinical studies for certain of its joint ventures for which services the Company received $2,106, $7,432 and $9,355 in 2013, 2012, and 2011 respectively. In addition, the Company also performs marketing and distribution services for a joint venture for which services the Company received $19,541, $19,170 and $4,018 for 2013, 2012 and 2011, respectively.

At December 31, 2013 and 2012, a subsidiary of Fresenius SE held Senior Notes issued by the Company in the amount of €11,800 and €12,800 ($16,273 and $16,888), respectively. The respective Senior Notes have a coupon rate of 5.25% interest and were issued in 2011 and 2012. See Note 11 “Long-term Debt and Capital Lease Obligations and Long-term Debt from Related Parties-Senior Notes”. The Company paid interest related to these holdings in the amount of €678, €790, and €620 ($900, $1,015, and $863) during 2013, 2012 and 2011, respectively.

The Chairman of the Company's Supervisory Board is also the Chairman of the Supervisory Board of Fresenius SE and of the general partner of Fresenius SE. He is also a member of the Supervisory Board of the Company's General Partner.

The Vice Chairman of the Company's Supervisory Board is a member of the Supervisory Board of the general partner of Fresenius SE and Vice Chairman of the Supervisory Board of the Company's General Partner. He is also Chairman of the Advisory Board of a charitable foundation that is the sole shareholder of the general partner of Fresenius SE. He is also a partner in a law firm which provided services to the Company and certain of its subsidiaries. The Company incurred expenses in the amount of $1,268, $ 1,519, and $2,120 for these services during 2013, 2012, and 2011, respectively. Five of the six members of the Company's Supervisory Board, including the Chairman and Vice Chairman, are also members of the Supervisory Board of the Company's General Partner.

The Chairman of the Supervisory Board of the Company's general partner is also the Chairman of the Management Board of the general partner of Fresenius SE, and the Chairman and Chief Executive Officer of the Management Board of the Company's general partner is a member of the Management Board of the general partner of Fresenius SE.